American Century Asset Allocation Portfolios, Inc.
Prospectus Supplement

LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio

Supplement dated May 28, 2010 ¡ Prospectus dated March 1, 2010

The following replaces the Portfolio Managers section on pages 5, 10, 15, 20, 25, 30, 35, 40 and 45 of the prospectus.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive VP, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since its inception.

The following replaces The Fund Management Team section on page 50 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.

Enrique Chang

Mr. Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the funds since 2009. He joined American Century Investments in 2006. Prior to joining the company, he served as president and chief investment officer of Munder Capital Management from 2002 to 2006. Mr. Chang has a bachelor’s degree in mathematics from Fairleigh Dickinson University, and a master’s degree in finance/quantitative analysis and a master’s degree in statistics and operations research from New York University.

Scott Wittman

Mr. Wittman, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director-quantitative and alternative investments for Munder Capital Management and from 2002 to 2005 he was an independent financial consultant. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School, University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Irina Torelli

Ms. Torelli, Portfolio Manager, has been a member of the team that manages the funds since each fund’s inception. She joined American Century Investments in 1997 as a quantitative analyst and became a portfolio manager in 2005. She has a bachelor’s degree from the University of Rome and a master’s degree in operations research from Stanford University. She is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-68703   1005

American Century Asset Allocation Portfolios, Inc.
Prospectus Supplement

One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative ¡ One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive ¡ One Choice Portfolio®: Very Aggressive

Supplement dated May 28, 2010 ¡ Prospectus dated December 1, 2009

The following replaces the Portfolio Managers section on pages 4, 8, 12, 16 and 20 of the prospectus.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior VP and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2004.

The following replaces The Fund Management Team section on page 26 of the prospectus.

The Fund Management Team

The advisor uses a team of portfolio managers to manage the funds. The following portfolio managers share overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows. The team meets as necessary to review the funds’ target allocations.

Enrique Chang

Mr. Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the funds since 2009. He joined American Century Investments in 2006. Prior to joining the company, he served as President and Chief Investment Officer of Munder Capital Management from 2002 to 2006. Mr. Chang has a bachelor’s degree in mathematics from Fairleigh Dickinson University, and a master’s degree in finance/quantitative analysis and a master’s degree in statistics and operations research from New York University.

Scott Wittman

Mr. Wittman, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director-quantitative and alternative investments for Munder Capital Management and from 2002 to 2005 he was an independent financial consultant. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School, University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Irina Torelli

Ms. Torelli, Portfolio Manager, has been a member of the team that manages the funds since 2004. She joined American Century Investments in 1997 as a quantitative analyst and became a portfolio manager in 2005. She has a bachelor’s degree from the University of Rome and a master’s degree in operations research from Stanford University. She is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-68704   1005

American Century Asset Allocation Portfolios, Inc.
Statement of Additional Information Supplement

LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ¡ One Choice Portfolio®: Very Conservative
One Choice Portfolio®: Conservative ¡ One Choice Portfolio®: Moderate
One Choice Portfolio®: Aggressive ¡ One Choice Portfolio®: Very Aggressive

Supplement dated May 28, 2010 ¡ Statement of Additional Information dated March 1, 2010

The following entry is added under the Accounts Managed table on page 43. This information is provided as of May 25, 2010.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts including incubation strategies and corporate money)
Richard Weiss	Number of Accounts	17	23	4
	Assets	$7.1 billion	$2.2 billion	$285.6 million

1
Includes $213.2 million in LIVESTRONG Income Portfolio, $486.2 million in LIVESTRONG 2015 Portfolio, $233.2 million in LIVESTRONG 2020 Portfolio, $641.1 million in LIVESTRONG 2025 Portfolio, $195.2 million in LIVESTRONG 2030 Portfolio, $397.1 million in LIVESTRONG 2035 Portfolio, $96.7 million in LIVESTRONG 2040 Portfolio, $217.2 million in LIVESTRONG 2045 Portfolio, $29.1 million in LIVESTRONG 2050 Portfolio, $149.1 million in One Choice Portfolio: Very Conservative, $312.2 million in One Choice Portfolio: Conservative, $617.8 million in One Choice Portfolio: Moderate, $405.4 million in One Choice Portfolio: Aggressive, and $157.1 million in One Choice Portfolio: Very Aggressive.

The following entry is added under the Ownership of Securities section on page 46. This information is provided as of May 25, 2010.

As a new member of the management team, Richard Weiss does not beneficially own any shares of the funds.

©2010 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-68706   1005